UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22557

T. Rowe Price Floating Rate Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: May 31, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
May 31, 2023
Annual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRFRX Floating Rate Fund –
.
PAFRX Floating Rate Fund–
.
Advisor  Class
TFAIX Floating Rate Fund–
.
I  Class
TRIZX Floating Rate Fund–
.
Z Class

T. ROWE PRICE Floating Rate Fund
HIGHLIGHTS
The Floating Rate Fund underperformed the benchmark Morningstar LSTA
Performing Loan Index and outperformed the Lipper peer group average for the
12 months ended May 31, 2023.
Credit selection added value in every credit quality tier and drove the portfolio’s relative performance in the information technology and health care segments.
We increased the portfolio’s holdings in the financials and entertainment and leisure segments, largely funding those purchases through reductions in health care.
We believe our investments in high-conviction names that continue to generate strong earnings and sizable allocation to shorter maturities should enable us to capitalize on the value that we are finding in the loan market while positioning more defensively.
Log in to your account at troweprice.com for more information.
* Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

T. ROWE PRICE Floating Rate Fund
Market Commentary

Dear Shareholder
Major global stock and bond indexes produced mixed returns during your fund’s fiscal year, the 12-month period ended May 31, 2023. Rising interest rates weighed on returns in the first half of the period, but many sectors rebounded over the past six months as growth remained positive in the major economies and corporate earnings results came in stronger than expected.
For the 12-month period, growth stocks outperformed value shares, and developed market shares generally outpaced their emerging market counterparts. In the U.S., the Russell 1000 Growth Index and Nasdaq
Composite Index performed the best. Most currencies weakened versus the
U.S. dollar over the period, which weighed on returns for U.S. investors in international securities.
Within the S&P 500 Index, the information technology sector had, by far, the strongest returns. Big tech companies rebounded strongly at the start of
2023, helped in part by growing investor enthusiasm for artificial intelligence applications. Meanwhile, falling prices for various commodities weighed on returns for the materials and energy sectors, and turmoil in the banking sector, which included the failure of three large regional banks, hurt the financials segment. Real estate stocks also came under pressure amid concerns about the ability of some commercial property owners to refinance their debt.
Cheaper oil contributed to slowing inflation during the period, although core inflation readings—which exclude volatile food and energy prices—remained stubbornly high. April’s consumer price index data (the latest available in our reporting period) showed a headline inflation rate of 4.9% on a 12-month basis, down from more than 8% at the start of the period but still well above the Fed’s long-term 2% inflation target.
In response to persistent inflation, the Fed raised its short-term lending benchmark rate from around 1.00% at the start of the period to a range of
5.00% to 5.25% by the end of May, the highest level since 2007. However,
Fed officials have recently suggested that they might soon be ready to pause additional rate hikes as they wait to see how the economy is progressing.
Bond yields increased considerably across the U.S. Treasury yield curve as the
Fed tightened monetary policy, with the yield on the benchmark 10-year note climbing from 2.85% at the start of the period to 3.64% at the end of May.
Significant inversions in the yield curve, which are often considered a warning sign of a coming recession, occurred during the period as shorter-maturity
Treasuries experienced the largest yield increases. At the end of May, the yield

T. ROWE PRICE Floating Rate Fund

on the three-month Treasury bill was 188 basis points (1.88 percentage point)
higher than the yield on the 10-year Treasury note. Increasing yields led to weak results across most of the fixed income market, although high yield bonds, which are less sensitive to rising rates, held up relatively well.
Global economies and markets showed surprising resilience in recent months, but, moving into the second half of 2023, we believe investors could face potential challenges. The economic impact of the Fed’s rate hikes has yet to be fully felt in the economy, and while the regional banking turmoil appears to have been contained by the swift actions of regulators, it could continue to have an impact on credit conditions. Moreover, the market consensus still seems to forecast a global recession starting later this year or in early 2024, although it could be a mild downturn.
We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Floating Rate Fund
Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE
The fund seeks high current income and, secondarily, capital appreciation.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The Floating Rate Fund returned 5.64% in the 12 months ended May 31, 2023, underperforming the benchmark Morningstar LSTA Performing Loan Index and outperforming the Lipper peer group average. (Results for the fund’s
Advisor, I, and Z Class shares varied slightly, reflecting their different fee structures, asset flows, and other factors. Past performance cannot guarantee future results . )
What factors influenced the
fund’s performance?
The most meaningful
contributions to the
portfolio’s relative
performance over the past
year were achieved through
credit selection. Although
the most significant gain in
terms of credit quality was
generated in the B rating
tier, we believe the positive
contribution from credit
selection in every rating
category speaks to the
strength of our analyst team’s bottom-up fundamental research.
Applied Systems, a software provider for insurance brokerages, was a leading contributor in the information technology segment. As a technology company operating in the software space, Applied Systems has a recurring revenue base, generates solid free cash flow, and has posted high-single-digit topline growth.
Our high conviction in insurance brokers reinforces our favorable view of the software provider’s earnings profile and growth trajectory. (Please refer to the portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)
PERFORMANCE COMPARISON
Total Return
Periods Ended 5/31/23 6 Months 12 Months
Floating Rate Fund –
.
4.11% 5.64%
Floating Rate Fund–
.
Advisor  Class 4.01 5.44
Floating Rate Fund–
.
I  Class 4.06 5.79
Floating Rate Fund–
.
Z  Class 4.50 6.44
Morningstar LSTA
Performing Loan Index 4.65 6.03
Lipper Loan Participation
Funds Average 3.83 4.31

T. ROWE PRICE Floating Rate Fund

HUB International, a best-in-class high yield insurance broker, was another meaningful contributor and significant overweight relative to the index. The hard insurance pricing environment has continued to support strong organic growth in the insurance brokerage subsector of the financials industry.
HUB International has high margins, and its variable cost structure held up extremely well during the coronavirus pandemic. The company has improved its balance sheet by reducing leverage, and it continues to generate significant free cash flow.
Our portfolio construction decisions that emphasize downside risk management were another important driver of relative performance. The investment team’s bottom-up fundamental research enabled us to avoid exposure to troubled credits from issuers including Envision Healthcare,
Lumen Technologies, and Avaya, which all traded significantly lower during the period.
Among other challenges, Envision Healthcare, a national medical doctor staffing company, has faced significant headwinds due to changes in its reimbursement rates from health insurance payors. Lumen Technologies is a wireline telecommunications services provider whose credit profile continued
to deteriorate. Enterprise communications company Avaya recently filed
Chapter 11 bankruptcy for the second time since 2017.
Our investments in leading media companies iHeartMedia (IHRT) and CMG
Media were notable detractors over the past year. The portfolio’s overweight in the broadcasting segment included positions in both names. These issuers came under pressure over weaker core advertising revenue and forward guidance.
When there is a pullback in the broader economy, advertising spend is typically one of the first expenses that companies reduce or eliminate.
IHRT’s performance improved in this year’s second quarter, which somewhat balanced its weak first-quarter results. Terrestrial radio faces a difficult secular outlook amid significant competition in digital audio from large, well-
capitalized companies including Apple, Amazon, and SiriusXM. However, we believe IHRT’s scale and breadth of digital assets should continue to support significant free cash flow generation. The company has also been buying back bonds at a discount to par, which we believe is a sign of the management team’s confidence in its ability to navigate the macroeconomic challenges.
CMG Media’s business encompasses several market-leading television affiliate stations. We believe increased political advertising as we get closer to another election cycle and a highly contentious presidential race will greatly benefit
CMG Media’s business.

T. ROWE PRICE Floating Rate Fund

How is the fund positioned?
We endeavored to improve the portfolio’s overall credit quality during the past year, partly by increasing our allocation to BB rated loans. However, our reduction of loans rated B- was equally important to improving the portfolio’s credit quality and contributed to its higher overall average dollar price relative to the index. The primary concerns that prompted us to sell or reduce positions of issuers in the B- rating category included higher leverage levels, significantly rising interest costs, and the potential for downgrades and default. Although we maintained exposure to B- loans, the portfolio is significantly underweight relative to the benchmark.
We added to the portfolio’s
allocation to the financials
segment over the past
year. Specifically, we
increased our holdings in
several insurance brokers
including Acrisure, Alliant,
HUB International, USI,
Navacord, and Ryan Specialty
Group as we remained
confident in the durability
of their performance
through challenging
market environments.
Our second-largest
increase in terms of
industry allocation was in
entertainment and leisure.
This shift was essentially
the result of our efforts to
capitalize on the continued
resurgence of live events,
trips, and activities. Airlines,
hotels, theme parks, and
cruise ships have been among
the better-performing names
within the segment over
the past year in terms of earnings improvement as consumers continued to demonstrate a preference for experiential spending. We expect this trend to continue throughout the rest of 2023.
Sources: Credit ratings for the securities held in the fund
are provided by Moody’s and Standard & Poor’s and
are converted to the Standard & Poor’s nomenclature.
A rating of AAA represents the highest-rated securities,
and a rating of D represents the lowest-rated securities.
Split ratings (e.g., BB/B and B/CCC) are assigned when
Moody’s and S&P differ. If a rating is not available, the
security is classified as Not Rated. The rating of the
underlying investment vehicle is used to determine the
creditworthiness of credit default swaps and sovereign
securities. The fund is not rated by any agency.
Short-term holdings are not rated.
Historical weightings reflect current ratings.
CREDIT QUALITY DIVERSIFICATION
..... Percent of Total Assets
11/30/22 5/31/23
BBB/BB Rated and Above 3.0% 3.1%
BB Rated 11.2 11.7
BB/B Rated 9.0 7.7
B Rated 57.5 54.7
B/CCC Rated 0.9 1.1
CCC Rated and Below 9.4 10.3
Equities 0.2 0.1
Not Rated 2.6 3.3
Short-Term Holdings 6.2 8.0

T. ROWE PRICE Floating Rate Fund

We primarily funded the additional investments in the financials and entertainment and leisure segments with a reduction in health care as we had growing concerns about the industry’s margins. Many health care companies have come under pressure as they have been unable to pass on higher costs to their customers. Labor expenses within the industry have significantly increased due to staffing shortages and the need to offer greater compensation to attract and retain nurses.
We have an extremely favorable view of the shorter-maturity end of the loan market, and we continued to augment the portfolio with loans from issuers that, in our opinion, will ultimately refinance or extend maturities, thus providing us with a potential exit should we choose not to extend. The loans of fundamentally sound issuers with near-term maturities have less price volatility and, especially when purchased at a discount, can provide a compelling return with less risk of adverse benchmark rate changes. Roughly 30% of the portfolio is currently invested in loans that mature within three and a half years.
What is portfolio management’s outlook?
We remain constructive in our expectations for the loan asset class. In our view, the overall economy remains resilient, especially regarding employment and wages, and the liquidity profile of most companies in our market is solid.
However, we are keenly aware that uncertainties over the magnitude of slower economic growth and the potential for further instability in the regional banking industry could create a challenging performance environment for risk assets. Against this backdrop, the loan market’s default rate will likely trend higher toward the long-term average, although it should remain within a manageable range.
We have taken a more defensive posture in anticipation of further macro volatility. However, we believe our investments in high-conviction names that continue to generate strong earnings and the portfolio’s sizable allocation to shorter maturities should enable us to capitalize on the value that we are still finding in the loan market.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

T. ROWE PRICE Floating Rate Fund

RISKS OF INVESTING IN FLOATING RATE LOAN FUNDS
Floating rate loans are subject to credit risk, the chance that any fund holding could have its credit rating downgraded or that an issuer will default (fail to make timely payments of interest or principal). Loans also face liquidity risk, the chance that the fund may not be able to sell loans or securities at desired prices, potentially reducing the fund’s income level and share price. Like bond funds, this fund is exposed to interest rate risk, but credit and liquidity risks may often be more impactful.
The loans in which the fund invests are often referred to as “leveraged loans.”
In many cases, leveraged loans are issued in connection with recapitalizations, acquisitions, leveraged buyouts, and refinancings. Companies issuing leveraged loans typically have a below investment-grade credit rating or may not be rated by a major credit rating agency. Leveraged loan funds could have greater price declines than funds that invest primarily in high-quality bonds, so the securities are usually considered speculative investments.
BENCHMARK INFORMATION
Note: Copyright © 2023 Fitch Ratings, Inc., Fitch Ratings Ltd. and
its subsidiaries.
Note: Portions of the mutual fund information contained in this report was supplied by Lipper, a Refinitiv Company, subject to the following:
Copyright 2023 © Refinitiv. All rights reserved. Any copying, republication or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
Note: © 2023, Moody’s Corporation, Moody’s Investors Service, Inc., Moody’s
Analytics, Inc. and/or their licensors and affiliates (collectively, “Moody’s”).
All rights reserved. Moody’s ratings and other information (“Moody’s
Information”) are proprietary to Moody’s and/or its licensors and are protected by copyright and other intellectual property laws. Moody’s Information is licensed to Client by Moody’s. MOODY’S INFORMATION MAY NOT BE
COPIED OR OTHERWISE REPRODUCED, REPACKAGED, FURTHER
TRANSMITTED, TRANSFERRED, DISSEMINATED, REDISTRIBUTED
OR RESOLD, OR STORED FOR SUBSEQUENT USE FOR ANY SUCH
PURPOSE, IN WHOLE OR IN PART, IN ANY FORM OR MANNER OR BY
ANY MEANS WHATSOEVER, BY ANY PERSON WITHOUT MOODY’S
PRIOR WRITTEN CONSENT. Moody's
®
is a registered trademark.

T. ROWE PRICE Floating Rate Fund

Note: ©2023 Morningstar, Inc. All rights reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.
Note: Copyright © 2023, S&P Global Market Intelligence (and its affiliates, as applicable). Reproduction of any information, data or material, including ratings ("Content") in any form is prohibited except with the prior written permission of the relevant party. Such party, its affiliates and suppliers
("Content Providers") do not guarantee the accuracy, adequacy, completeness, timeliness or availability of any Content and are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, or for the results obtained from the use of such Content. In no event shall Content Providers be liable for any damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with any use of the Content. A reference to a particular investment or security, a rating or any observation concerning an investment that is part of the Content is not a recommendation to buy, sell or hold such investment or security, does not address the appropriateness of an investment or security and should not be relied on as investment advice. Credit ratings are statements of opinions and are not statements of fact.
BENCHMARK INFORMATION (continued)

T. ROWE PRICE Floating Rate Fund

PORTFOLIO HIGHLIGHTS
TWENTY-FIVE LARGEST ISSUERS
Percent of
Net Assets
5/31/23
UKG 3.5%
HUB International 3.2
Applied Systems 2.2
Asurion 2.0
Epicor Software 2.0
Acrisure 1.9
United Airlines 1.9
UFC 1.9
American Airlines 1.8
PetVet Care Centers 1.7
Filtration Group 1.6
USI Advantage 1.4
Alliant Holdings 1.4
AssuredPartners 1.3
Ascend Learning 1.2
Charter Next Generation 1.2
Duravant 1.1
CDK Global 1.1
Gainwell 1.0
RealPage 1.0
Inspire Brands 1.0
Cetera 0.9
Insulet 0.9
Parexel International 0.9
BMC Software 0.9
Total 39.0%
Note: The information shown does not reflect any exchange-traded funds, cash reserves, or collateral for securities lending that may be held in the portfolio. Holdings of the issuers are combined and may be shown in the portfolio of investments under their subsidiaries.

T. ROWE PRICE Floating Rate Fund

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
FLOATING RATE FUND
Note: Performance for the Advisor, I, and Z Class shares will vary due to their differing fee structures. See the Average Annual Compound Total Return table.

T. ROWE PRICE Floating Rate Fund

AVERAGE ANNUAL COMPOUND TOTAL RETURN
EXPENSE RATIO
Periods Ended 5/31/23 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
Floating Rate Fund –
.
5.64% 3.23% 3.27% – –
Floating Rate Fund–
.
Advisor  Class 5.44 3.04 3.11 – –
Floating Rate Fund–
.
I  Class 5.79 3.34 – 3.49% 11/29/16
Floating Rate Fund–
.
Z  Class 6.44 – – 7.17 3/16/20
This table shows how the fund would have performed each year if its actual (or cumulative)
returns for the periods shown had been earned at a constant rate. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.
Past performance cannot guarantee future results.
Floating Rate Fund 0.75%
Floating Rate Fund–Advisor Class 1.02
Floating Rate Fund–I Class 0.62
Floating Rate Fund–Z Class 0.62
The expense ratio shown is as of the fund’s most recent prospectus. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, includes acquired fund fees and expenses but does not include fee or expense waivers.

T. ROWE PRICE Floating Rate Fund

FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has four share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, Advisor Class shares are offered only through unaffiliated brokers and other financial intermediaries and charge a 0.25% 12b-1 fee, I Class shares are available to institutionally oriented clients and impose no 12b-1 or administrative fee payment, and Z Class shares are offered only to funds advised by T. Rowe Price and other advisory clients of T. Rowe Price or its affiliates that are subject to a contractual fee for investment management services and impose no 12b-1 fee or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

T. ROWE PRICE Floating Rate Fund

FLOATING RATE FUND
Beginning
Account Value
12/1/22
Ending
Account Value
5/31/23
Expenses Paid
During Period*
12/1/22 to 5/31/23
Investor Class
Actual $1,000.00 $1,041.10 $3.92
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.09   3.88
Advisor Class
Actual   1,000.00   1,040.10   4.93
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,020.09   4.89
I Class
Actual   1,000.00   1,040.60   3.21
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.79   3.18
Z Class
Actual   1,000.00   1,045.00   0.10
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,024.83   0.10
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.77%,
the
2
Advisor Class was 0.97%, the
3
I Class was 0.63%, and the
4
Z Class was 0.02%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Floating Rate Fund

QUARTER-END RETURNS
Periods Ended 3/31/23 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
Floating Rate Fund –
.
2.82% 3.20% 3.28% – –
Floating Rate Fund–
.
Advisor  Class 2.62  3.01  3.13  – –
Floating Rate Fund–
.
I  Class 2.85  3.31  – 3.50% 11/29/16
Floating Rate Fund–
.
Z  Class 3.60  – – 7.36  3/16/20
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please visit our website (troweprice.com) or contact a T. Rowe Price representative at
1 - 800 - 225 - 5132 or, for
2
Advisor ,
3
I , and
4
Z Class shares, 1-800-638-8790 .
This table provides returns through the most recent calendar quarter-end rather than through the end of the fund’s fiscal period. It shows how the fund would have performed each year if their actual (or cumulative) returns for the periods shown had been earned at a constant rate.
Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.

T. ROWE PRICE Floating Rate Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
5/31/23 5/31/22 5/31/21 5/31/20 5/31/19
NET ASSET VALUE
Beginning of period $ 9.16 $ 9.57 $ 9.11 $ 9.68 $ 9.81
Investment activities
Net investment income
(1)(2)
0.62 0.36 0.37 0.43 0.48
Net realized and unrealized gain/
loss (0.12) (0.41) 0.46 (0.57) (0.12)
Total from investment activities 0.50 (0.05) 0.83 (0.14) 0.36
Distributions
Net investment income (0.63) (0.36) (0.37) (0.43) (0.49)
Net realized gain (0.01) — — — —
Total distributions (0.64) (0.36) (0.37) (0.43) (0.49)
NET ASSET VALUE
End of period $ 9.02 $ 9.16 $ 9.57 $ 9.11 $ 9.68
Ratios/Supplemental Data
Total return
(2)(3)
5.64% (0.54)% 9.26% (1.56)% 3.75%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.78% 0.75% 0.76% 0.76% 0.76%
Net expenses after waivers/
payments by Price Associates 0.78% 0.75% 0.76% 0.76% 0.76%
Net investment income 6.87% 3.79% 3.88% 4.54% 4.97%
Portfolio turnover rate 27.6% 37.2% 62.0% 75.9% 57.0%
Net assets, end of period (in
millions) $1,369 $1,949 $1,038 $865 $1,472
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Floating Rate Fund
Financial Highlights

For a share outstanding throughout each period
Advisor Class
.. Year ..
.. Ended .
5/31/23 5/31/22 5/31/21 5/31/20 5/31/19
NET ASSET VALUE
Beginning of period $ 9.18 $ 9.59 $ 9.13 $ 9.69 $ 9.82
Investment activities
Net investment income
(1)(2)
0.61 0.34 0.35 0.42 0.46
Net realized and unrealized gain/
loss (0.13) (0.40) 0.46 (0.57) (0.13)
Total from investment activities 0.48 (0.06) 0.81 (0.15) 0.33
Distributions
Net investment income (0.61) (0.35) (0.35) (0.41) (0.47)
Net realized gain (0.01) — — — —
Total distributions (0.62) (0.35) (0.35) (0.41) (0.47)
Redemption fees added to paid-in
capital
(1)(3)
— — — — 0.01
NET ASSET VALUE
End of period $ 9.04 $ 9.18 $ 9.59 $ 9.13 $ 9.69

T. ROWE PRICE Floating Rate Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
5/31/23 5/31/22 5/31/21 5/31/20 5/31/19
Ratios/Supplemental Data
Total return
(2)(4)
5.44% (0.74)% 9.00% (1.66)% 3.53%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 1.03% 1.02% 1.04% 1.07% 1.05%
Net expenses after waivers/
payments by Price Associates 0.97% 0.97% 0.98% 0.98% 0.97%
Net investment income 6.68% 3.62% 3.67% 4.37% 4.74%
Portfolio turnover rate 27.6% 37.2% 62.0% 75.9% 57.0%
Net assets, end of period (in
thousands) $14,621 $21,783 $23,329 $12,506 $23,595
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
The fund charged redemption fees through March 31, 2019.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Floating Rate Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
5/31/23 5/31/22 5/31/21 5/31/20 5/31/19
NET ASSET VALUE
Beginning of period $ 9.16 $ 9.57 $ 9.12 $ 9.68 $ 9.82
Investment activities
Net investment income
(1)(2)
0.63 0.37 0.37 0.44 0.50
Net realized and unrealized gain/
loss (0.12) (0.40) 0.46 (0.56) (0.14)
Total from investment activities 0.51 (0.03) 0.83 (0.12) 0.36
Distributions
Net investment income (0.64) (0.38) (0.38) (0.44) (0.50)
Net realized gain (0.01) — — — —
Total distributions (0.65) (0.38) (0.38) (0.44) (0.50)
NET ASSET VALUE
End of period $ 9.02 $ 9.16 $ 9.57 $ 9.12 $ 9.68
Ratios/Supplemental Data
Total return
(2)(3)
5.79% (0.41)% 9.26% (1.33)% 3.78%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.63% 0.62% 0.65% 0.64% 0.63%
Net expenses after waivers/
payments by Price Associates 0.63% 0.62% 0.65% 0.64% 0.63%
Net investment income 6.96% 3.95% 3.95% 4.65% 5.11%
Portfolio turnover rate 27.6% 37.2% 62.0% 75.9% 57.0%
Net assets, end of period (in
thousands) $729,069 $1,097,697 $254,834 $116,787 $244,539
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Floating Rate Fund
Financial Highlights

For a share outstanding throughout each period
Z Class
(1)
.. Year ..
.. Ended .
3/16/20
(1)
Through
5/31/20 5/31/23 5/31/22 5/31/21
NET ASSET VALUE
Beginning of period $ 9.16 $ 9.57 $ 9.11 $ 8.65
Investment activities
Net investment income
(2)(3)
0.69 0.44 0.45 0.09
Net realized and unrealized gain/loss (0.12) (0.42) 0.45 0.46
(4)
Total from investment activities 0.57 0.02 0.90 0.55
Distributions
Net investment income (0.70) (0.43) (0.44) (0.09)
Net realized gain (0.01) — — —
Total distributions (0.71) (0.43) (0.44) (0.09)
NET ASSET VALUE
End of period $ 9.02 $ 9.16 $ 9.57 $ 9.11

T. ROWE PRICE Floating Rate Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
.. Year ..
.. Ended .
3/16/20
(1)
Through
5/31/20 5/31/23 5/31/22 5/31/21
Ratios/Supplemental Data
Total return
(3)(5)
6.44% 0.19% 10.05% 6.38%
Ratios to average net assets:
(3)
Gross expenses before waivers/payments by
Price Associates 0.62% 0.62% 0.64% 0.64%
(6)
Net expenses after waivers/payments by Price
Associates 0.02% 0.02% 0.03% 0.02%
(6)
Net investment income 7.58% 4.63% 4.77% 4.77%
(6)
Portfolio turnover rate 27.6% 37.2% 62.0% 75.9%
Net assets, end of period (in millions) $1,464 $2,285 $2,119 $1,029
0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
See Note 6 for details of expense-related arrangements with Price Associates.
(4)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(6)
Annualized

T. ROWE PRICE Floating Rate Fund
May 31, 2023

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
BANK LOANS 82.1% (1)
Aerospace & Defense 1.9%
Apple Bidco, FRN, 1M TSFR + 4.00%, 9.268%, 9/22/28  9,475 9,197
Brown Group Holding, FRN, 1M TSFR + 3.75%, 8.867%, 7/2/29  6,212 6,117
Dynasty Acquisition, FRN, 1M USD LIBOR + 3.50%, 8.753%,
4/6/26  (2) 21,026 20,492
Peraton, FRN, 1M TSFR + 3.75%, 9.003%, 2/1/28  10,683 10,152
Peraton, FRN, 1M USD LIBOR + 7.75%, 12.979%, 2/1/29  5,159 4,892
Spirit AeroSystems, FRN, 1M TSFR + 4.50%, 9.545%, 1/15/27  10,800 10,786
TransDigm, FRN, 1M TSFR + 3.25%, 8.148%, 2/22/27  743 740
TransDigm, FRN, 1M TSFR + 3.25%, 8.148%, 8/24/28  7,220 7,175
69,551
Airlines 3.6%
AAdvantage Loyalty IP, FRN, 3M USD LIBOR + 4.75%, 10.00%,
4/20/28  43,055 43,196
Air Canada, FRN, 3M USD LIBOR + 3.50%, 8.839%, 8/11/28  5,748 5,725
American Airlines, FRN, 1M TSFR + 2.75%, 7.939%, 2/15/28  6,905 6,642
Mileage Plus Holdings, FRN, 3M USD LIBOR + 5.25%, 10.213%,
6/21/27  35,462 36,678
SkyMiles IP, FRN, 3M TSFR + 3.75%, 8.798%, 10/20/27  10,824 11,195
United Airlines, FRN, 3M USD LIBOR + 3.75%, 8.888%, 4/21/28  24,475 24,312
127,748
Automotive 2.3%
Adient U.S., FRN, 1M TSFR + 3.25%, 8.518%, 4/10/28  2,413 2,404
Autokiniton U.S. Holdings, FRN, 1M USD LIBOR + 4.50%, 9.75%,
4/6/28  6,090 5,953
Belron Luxembourg, FRN, 1M TSFR + 2.75%, 7.832%, 4/18/29  5,590 5,566
Clarios Global, FRN, 1M TSFR + 3.75%, 8.903%, 5/6/30  7,813 7,728
Dexko Global, FRN, 1M TSFR + 6.50%, 11.398%, 10/4/28  1,315 1,257
Dexko Global, FRN, 1M USD LIBOR + 3.75%, 8.909%, 10/4/28  3,950 3,727
Driven Holdings, FRN, 1M USD LIBOR + 3.00%, 8.148%,
12/17/28  (3) 3,924 3,767
LS Group OpCo Acquistion, FRN, 1M USD LIBOR + 3.25%,
8.443%, 11/2/27  5,687 5,569
Mavis Tire Express Services Topco, FRN, 1M TSFR + 4.00%,
9.268%, 5/4/28  17,769 17,113
Wand NewCo 3, FRN, 1M USD LIBOR + 2.75%, 7.904%, 2/5/26  30,085 29,398
82,482
Broadcasting 3.0%
Clear Channel Outdoor Holdings, FRN, 3M TSFR + 3.50%, 8.807%,
8/21/26  17,357 16,302
CMG Media, FRN, 1M USD LIBOR + 3.50%, 8.659%, 12/17/26  26,393 21,906
iHeartCommunications, FRN, 1M USD LIBOR + 3.00%, 8.154%,
5/1/26  6,490 5,062

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
iHeartCommunications, FRN, 1M USD LIBOR + 3.25%, 8.404%,
5/1/26  17,915 13,993
NEP Group, FRN, 1M USD LIBOR + 7.00%, 12.268%, 10/19/26  3,510 2,545
Neptune Bidco U.S., FRN, 1M TSFR + 5.00%, 9.995%, 4/11/29  19,225 17,166
Nielsen Holdings, FRN, 3M TSFR + 9.75%, 10/11/29  (3) 7,250 7,105
Univision Communications, FRN, 1M USD LIBOR + 3.25%,
8.404%, 3/15/26  7,937 7,651
Univision Communications, FRN, 1M USD LIBOR + 3.25%,
8.404%, 1/31/29  10,658 10,101
Univision Communications, FRN, 3M TSFR + 4.25%, 9.148%,
6/24/29  4,599 4,450
106,281
Building Products 0.3%
Chariot Buyer, FRN, 1M USD LIBOR + 3.25%, 8.503%, 11/3/28  5,405 5,116
Hunter Douglas, FRN, 3M TSFR + 3.50%, 8.666%, 2/26/29  7,239 6,627
Summit Materials, FRN, 1M TSFR + 3.00%, 8.491%, 12/14/27  973 974
12,717
Cable Operators 1.2%
Altice France, FRN, 1M TSFR + 5.50%, 10.486%, 8/15/28  (2) 25,248 20,999
Cablevision Lightpath, FRN, 1M USD LIBOR + 3.25%, 8.357%,
11/30/27  4,564 4,389
Directv Financing, FRN, 1M USD LIBOR + 5.00%, 10.154%, 8/2/27  9,452 8,953
Eagle Broadband Investments, FRN, 3M USD LIBOR + 3.00%,
8.188%, 11/12/27  3,305 3,144
Radiate Holdco, FRN, 1M USD LIBOR + 3.25%, 8.404%, 9/25/26  7,712 6,380
43,865
Chemicals 1.6%
Aruba Investments Holdings, FRN, 1M USD LIBOR + 4.00%,
9.154%, 11/24/27  7,560 7,213
Aruba Investments Holdings, FRN, 1M USD LIBOR + 7.75%,
12.904%, 11/24/28  4,480 3,935
Avient, FRN, 1M TSFR + 3.25%, 8.295%, 8/29/29  3,148 3,152
Axalta Coating Systems U.S. Holdings, FRN, 1M TSFR + 3.00%,
7.898%, 12/20/29  5,446 5,445
CP Iris Holdco I, FRN, 1M USD LIBOR + 7.00%, 12.154%,
10/1/29  (3)(4) 985 739
HB Fuller, FRN, 1M TSFR + 2.50%, 7.653%, 2/15/30  3,310 3,319
Nouryon USA, FRN, 1M TSFR + 2.75%, 7.895%, 10/1/25  11,098 11,049
Nouryon USA, FRN, 1M TSFR + 4.00%, 8.99%, 4/3/28  7,155 7,012
WR Grace Holdings, FRN, 3M USD LIBOR + 3.75%, 8.938%,
9/22/28  14,617 14,434
56,298
Consumer Products 0.7%
ABG Intermediate Holdings 2, FRN, 1M TSFR + 4.00%, 7.883%,
12/21/28  (4) 9,497 9,279
Hanesbrands, FRN, 1M TSFR + 3.75%, 8.903%, 3/8/30  (3) 4,050 4,010

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Life Time, FRN, 1M TSFR + 4.50%, 9.80%, 1/15/26  7,545 7,516
Topgolf Callaway Brands, FRN, 1M TSFR + 3.50%, 8.753%,
3/15/30  4,895 4,818
25,623
Container 1.3%
Albea Beauty Holdings, FRN, 3M EURIBOR + 5.00%, 8.015%,
12/31/27 (EUR)  3,585 3,757
Charter Next Generation, FRN, 1M TSFR + 3.75%, 9.018%,
12/1/27  42,749 41,525
Proampac PG Borrower, FRN, 1M TSFR + 3.75%, 8.982%, 11/3/25  1,515 1,480
46,762
Energy 1.4%
Brazos Delaware II, FRN, 1M TSFR + 3.75%, 8.805%, 2/11/30  7,690 7,507
CQP Holdco, FRN, 1M USD LIBOR + 3.50%, 8.659%, 6/5/28  6,229 6,187
M6 ETX Holdings II Midco, FRN, 1M TSFR + 4.50%, 9.682%,
9/19/29  10,383 10,201
Medallion Midland Acquisition, FRN, 3M USD LIBOR + 3.75%,
8.91%, 10/18/28  14,627 14,407
Prairie ECI Acquiror, FRN, 1M USD LIBOR + 4.75%, 9.904%,
3/11/26  11,183 10,942
Whitewater Whistler Holdings, FRN, 1M TSFR + 3.25%, 2/15/30  2,805 2,798
52,042
Entertainment & Leisure 4.6%
Cinemark USA, FRN, 1M TSFR + 3.75%, 5/18/30  (2) 8,875 8,748
Delta 2, FRN, 1M TSFR + 3.00%, 8.153%, 1/15/30  20,233 20,213
Motion Finco, FRN, 3M USD LIBOR + 3.25%, 8.409%, 11/12/26  12,791 12,576
NCL Corp., FRN, 3M TSFR + 2.25%, 6/30/23  3,481 3,411
Pug, FRN, 1M USD LIBOR + 4.25%, 9.404%, 2/12/27  (3) 6,260 5,384
SeaWorld Parks & Entertainment, FRN, 1M USD LIBOR + 3.00%,
8.188%, 8/25/28  31,483 31,109
UFC Holdings, FRN, 3M USD LIBOR + 2.75%, 8.05%, 4/29/26  68,040 67,105
William Morris Endeavor Entertainment, FRN, 3M USD LIBOR +
2.75%, 7.91%, 5/18/25  17,071 16,822
165,368
Financial 11.8%
Acrisure, FRN, 1M TSFR + 5.75%, 10.823%, 2/15/27  24,050 23,599
Acrisure, FRN, 1M USD LIBOR + 3.50%, 8.654%, 2/15/27  13,133 12,192
Acrisure, FRN, 1M USD LIBOR + 3.75%, 8.904%, 2/15/27  9,627 8,958
Acrisure, FRN, 1M USD LIBOR + 4.25%, 9.404%, 2/15/27  7,594 7,195
Advisor Group Holdings, FRN, 1M USD LIBOR + 4.50%, 9.654%,
7/31/26  3,560 3,525
Alliant Holdings Intermediate, FRN, 1M USD LIBOR + 3.50%,
8.627%, 11/5/27  36,144 35,183
Allspring Buyer, FRN, 3M TSFR + 3.75%, 8.648%, 11/1/28  1,820 1,798
Allspring Buyer, FRN, 3M USD LIBOR + 3.00%, 8.188%, 11/1/28  5,723 5,585

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Apollo Commercial Real Estate Finance, FRN, 1M USD LIBOR +
3.50%, 8.768%, 3/11/28  (3) 3,854 3,353
Aretec Group, FRN, 1M TSFR + 4.25%, 9.503%, 10/1/25  22,477 22,365
Aretec Group, FRN, 1M TSFR + 4.50%, 3/7/30  (2) 6,450 6,323
Armor Holdco, FRN, 3M USD LIBOR + 4.50%, 9.641%, 12/11/28  3,482 3,473
AssuredPartners, FRN, 1M TSFR + 3.50%, 8.653%, 2/12/27  14,500 14,089
AssuredPartners, FRN, 1M TSFR + 4.25%, 9.403%, 2/12/27  6,958 6,880
AssuredPartners, FRN, 1M USD LIBOR + 3.50%, 8.768%, 2/12/27  14,988 14,567
AssuredPartners, FRN, 1M USD LIBOR + 3.50%, 8.768%, 2/12/27  1,636 1,590
Citadel Securities, FRN, 1M TSFR + 3.00%, 8.268%, 2/2/28  4,845 4,814
Citco Funding, FRN, 1M TSFR + 3.50%, 8.591%, 4/27/28  (3) 3,844 3,839
Claros Mortgage Trust, FRN, 1M TSFR + 4.50%, 9.666%,
8/9/26  (3) 5,499 4,811
Edelman Financial Engines Center, FRN, 1M USD LIBOR + 3.75%,
8.904%, 4/7/28  3,914 3,750
Edelman Financial Engines Center, FRN, 1M USD LIBOR + 6.75%,
11.904%, 7/20/26  10,989 10,357
EIG Management, FRN, 3M USD LIBOR + 3.75%, 8.903%,
2/24/25  (3) 6,049 6,003
Focus Financial Partners, FRN, 1M TSFR + 3.25%, 8.403%,
6/30/28  11,795 11,500
HUB International, FRN, 1M TSFR + 4.00%, 9.072%, 11/10/29  11,880 11,738
HUB International, FRN, 1M USD LIBOR + 3.25%, 8.398%, 4/25/25  95,041 94,372
HUB International, FRN, 3M USD LIBOR + 3.00%, 8.138%, 4/25/25  2,326 2,307
Jane Street Group, FRN, 1M USD LIBOR + 2.75%, 8.018%,
1/26/28  7,070 6,962
Jones Deslauriers Insurance Management, FRN, 3M CAD CDOR +
4.25%, 9.293%, 3/27/28 (CAD)  (3) 5,381 3,885
Jones Deslauriers Insurance Management, FRN, 3M CAD CDOR +
4.25%, 9.293%, 3/27/28 (CAD)  (3) 1,631 1,178
Nexus Buyer, FRN, 1M USD LIBOR + 6.25%, 11.503%, 11/5/29  3,595 3,164
Ryan Specialty Group, FRN, 1M TSFR + 3.00%, 8.253%, 9/1/27  6,006 5,981
Sedgwick Claims Management Services, FRN, 1M TSFR + 3.75%,
8.903%, 2/24/28  24,428 23,719
Starwood Property Mortgage, FRN, 1M USD LIBOR + 3.25%,
8.503%, 7/26/26  1,125 1,078
Tegra118 Wealth Solutions, FRN, 3M USD LIBOR + 4.00%,
9.129%, 2/18/27  5,865 5,567
USI, FRN, 1M TSFR + 3.75%, 8.648%, 11/22/29  32,293 31,763
USI, FRN, 3M TSFR + 3.25%, 8.409%, 12/2/26  13,253 13,189
420,652
Food 1.6%
Chobani, FRN, 1M USD LIBOR + 3.50%, 8.768%, 10/25/27  1,730 1,706
Naked Juice, FRN, 3M TSFR + 6.00%, 10.998%, 1/24/30  11,570 8,649
Primary Products Finance, FRN, 3M TSFR + 4.00%, 9.04%, 4/1/29  7,956 7,803

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Simply Good Foods USA, FRN, 1M TSFR + 2.50%, 7.698%,
3/17/27  7,237 7,201
Triton Water Holdings, FRN, 3M USD LIBOR + 3.50%, 8.659%,
3/31/28  9,611 9,094
Woof Holdings, FRN, 3M USD LIBOR + 3.75%, 8.877%, 12/21/27  9,877 9,309
Woof Holdings, FRN, 3M USD LIBOR + 7.25%, 12.421%,
12/21/28  (3) 18,170 14,354
58,116
Gaming 1.4%
Aristocrat Technologies, FRN, 3M TSFR + 2.25%, 7.248%, 5/24/29  1,993 1,990
Caesars Entertainment, FRN, 1M TSFR + 3.25%, 8.503%, 2/6/30  9,945 9,850
Great Canadian Gaming, FRN, 3M USD LIBOR + 4.00%, 8.947%,
11/1/26  14,820 14,635
HRNI Holdings, FRN, 1M USD LIBOR + 4.25%, 9.41%, 12/11/28  9,313 8,933
Playtika Holding, FRN, 1M USD LIBOR + 2.75%, 7.904%, 3/13/28  2,482 2,431
Scientific Games Holdings, FRN, 3M TSFR + 3.50%, 8.421%,
4/4/29  3,859 3,719
Scientific Games International, FRN, 1M TSFR + 3.00%, 8.159%,
4/14/29  9,131 9,057
50,615
Health Care 10.4%
AthenaHealth Group, FRN, 1M TSFR + 3.50%, 8.04%, 2/15/29  (4) 31,454 29,567
Auris Luxembourg III, FRN, 6M USD LIBOR + 3.75%, 9.121%,
2/27/26  11,546 10,709
Azalea Topco, FRN, 1M TSFR + 3.75%, 9.003%, 7/24/26  7,553 7,133
Azalea Topco, FRN, 1M USD LIBOR + 3.75%, 9.018%, 7/24/26  5,221 4,927
Bausch + Lomb, FRN, 1M TSFR + 3.25%, 8.457%, 5/10/27  5,893 5,687
CHG Healthcare Services, FRN, 1M USD LIBOR + 3.25%, 8.404%,
9/29/28  2,892 2,829
Eyecare Partners, FRN, 3M USD LIBOR + 6.75%, 11.904%,
11/15/29  545 380
Gainwell Acquisition, FRN, 3M USD LIBOR + 4.00%, 8.998%,
10/1/27  37,909 35,836
Heartland Dental, FRN, 1M TSFR + 5.00%, 4/30/28  (2) 16,855 15,960
ICON Luxembourg, FRN, 3M TSFR + 2.25%, 7.41%, 7/3/28  12,245 12,219
Insulet, FRN, 1M TSFR + 3.25%, 8.518%, 5/4/28  33,021 32,886
Maravai Intermediate Holdings, FRN, 3M TSFR + 3.00%, 8.028%,
10/19/27  3,470 3,446
MED ParentCo, FRN, 1M USD LIBOR + 4.25%, 9.404%, 8/31/26  6,814 6,286
MED ParentCo, FRN, 1M USD LIBOR + 8.25%, 13.404%, 8/30/27  1,750 1,435
Medline Borrower, FRN, 1M USD LIBOR + 3.25%, 8.404%,
10/23/28  13,671 13,238
National Mentor Holdings, FRN, 3M USD LIBOR + 7.25%,
12.248%, 3/2/29  5,455 2,755
Option Care Health, FRN, 1M USD LIBOR + 2.75%, 7.904%,
10/27/28  3,804 3,791

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Organon, FRN, 3M USD LIBOR + 3.00%, 8.00%, 6/2/28  6,597 6,561
Perrigo Investments, FRN, 1M TSFR + 2.25%, 7.503%, 4/20/29  6,278 6,179
PetVet Care Centers, FRN, 1M TSFR + 5.00%, 10.153%, 2/14/25  15,596 14,933
PetVet Care Centers, FRN, 1M USD LIBOR + 3.25%, 8.404%,
2/14/25  4,323 4,064
PetVet Care Centers, FRN, 1M USD LIBOR + 3.50%, 8.654%,
2/14/25  35,147 33,214
PetVet Care Centers, FRN, 3M USD LIBOR + 6.25%, 11.404%,
2/13/26  11,350 10,082
Phoenix Newco, FRN, 1M USD LIBOR + 3.25%, 8.404%, 11/15/28  18,254 17,634
Phoenix Newco, FRN, 3M USD LIBOR + 6.50%, 11.654%,
11/15/29  (3) 16,105 14,817
Project Ruby Ultimate Parent, FRN, 1M USD LIBOR + 3.25%,
8.518%, 3/10/28  10,840 10,364
SAM Bidco, FRN, 1M TSFR + 4.75%, 9.648%, 12/13/27  (3) 13,214 13,016
Select Medical, FRN, 1M USD LIBOR + 2.50%, 7.753%, 3/6/25  3,373 3,357
Southern Veterinary Partners, FRN, 1M USD LIBOR + 4.00%,
9.154%, 10/5/27  2,186 2,109
Sunshine Luxembourg VII, FRN, 3M USD LIBOR + 3.75%, 8.909%,
10/1/26  15,464 15,065
Surgery Center Holdings, FRN, 1M USD LIBOR + 3.75%, 8.858%,
8/31/26  18,733 18,587
Waystar Technologies, FRN, 1M USD LIBOR + 4.00%, 9.154%,
10/22/26  12,568 12,466
371,532
Information Technology 11.4%
Applied Systems, FRN, 1M TSFR + 4.50%, 9.398%, 9/18/26  48,991 48,905
Applied Systems, FRN, 1M TSFR + 6.75%, 11.648%, 9/17/27  26,866 26,771
AppLovin, FRN, 3M TSFR + 3.00%, 8.253%, 10/25/28  6,652 6,545
Boxer Parent, FRN, 1M USD LIBOR + 3.75%, 8.904%, 10/2/25  20,371 20,064
Boxer Parent, FRN, 1M USD LIBOR + 5.50%, 10.654%, 2/27/26  8,710 8,388
Capstone Borrower, FRN, 1M TSFR + 3.75%, 6/15/30  (2)(3) 9,845 9,525
Central Parent, FRN, 3M TSFR + 4.25%, 9.148%, 7/6/29  38,903 38,274
Cloud Software Group, FRN, 3M TSFR + 4.50%, 9.498%, 3/30/29  12,025 11,115
ConnectWise, FRN, 3M USD LIBOR + 3.50%, 8.654%, 9/29/28  6,576 6,276
Conservice Midco, FRN, 1M USD LIBOR + 4.25%, 9.395%,
5/13/27  3,319 3,278
Delta Topco , FRN, 3M USD LIBOR + 7.25%, 12.569%, 12/1/28  (2) 9,713 8,748
ECI Macola, FRN, 3M USD LIBOR + 3.75%, 8.909%, 11/9/27  11,879 11,555
Epicor Software, FRN, 1M TSFR + 7.75%, 13.003%, 7/31/28  11,185 11,093
Epicor Software, FRN, 1M USD LIBOR + 3.25%, 8.518%, 7/30/27  60,993 59,257
Gen Digital, FRN, 1M TSFR + 1.75%, 7.003%, 9/10/27  7,663 7,491
Go Daddy Operating, FRN, 1M TSFR + 3.00%, 8.153%, 11/9/29  5,032 5,022
Hyland Software, FRN, 1M USD LIBOR + 6.25%, 11.404%, 7/7/25  3,673 3,486
Infinite Bidco, FRN, 3M USD LIBOR + 7.00%, 12.159%, 3/2/29  5,600 4,732
Magnite, FRN, 1M USD LIBOR + 5.00%, 10.208%, 4/28/28  4,312 4,233

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
McAfee, FRN, 1M TSFR + 3.75%, 9.01%, 3/1/29  18,706 17,490
MH Sub I, FRN, 1M TSFR + 6.25%, 11.403%, 2/23/29  5,876 5,141
Proofpoint, FRN, 3M USD LIBOR + 3.25%, 8.404%, 8/31/28  3,898 3,760
Proofpoint, FRN, 3M USD LIBOR + 6.25%, 11.404%, 8/31/29  3,710 3,562
RealPage, FRN, 1M USD LIBOR + 3.00%, 8.154%, 4/24/28  24,772 23,789
RealPage, FRN, 1M USD LIBOR + 6.50%, 11.654%, 4/23/29  11,510 10,752
S2P Acquisition Borrower, FRN, 3M USD LIBOR + 4.00%, 9.253%,
8/14/26  2,736 2,694
Sophia, FRN, 1M TSFR + 4.25%, 9.403%, 10/7/27  12,524 12,273
Sophia, FRN, 3M USD LIBOR + 3.50%, 8.659%, 10/7/27  16,251 15,845
Tenable, FRN, 3M USD LIBOR + 2.75%, 7.904%, 7/7/28  2,118 2,086
Uber Technologies, FRN, 1M TSFR + 2.75%, 7.72%, 3/3/30  (2) 16,545 16,376
408,526
Lodging 0.6%
Aimbridge Acquisition, FRN, 1M USD LIBOR + 3.75%, 8.904%,
2/2/26  9,157 8,597
Aimbridge Acquisition, FRN, 1M USD LIBOR + 6.00%, 9.877%,
2/2/26  7,314 6,868
Four Seasons Hotels, FRN, 1M TSFR + 3.25%, 8.503%, 11/30/29  2,050 2,049
Playa Resorts Holding, FRN, 1M TSFR + 4.25%, 9.316%, 1/5/29  3,486 3,470
20,984
Manufacturing 3.6%
Emerald Debt Merger, FRN, 1M TSFR + 3.00%, 5/4/30  (2) 4,895 4,835
Engineered Machinery Holdings, FRN, 3M USD LIBOR + 3.50%,
8.659%, 5/19/28  19,323 18,843
Engineered Machinery Holdings, FRN, 3M USD LIBOR + 6.00%,
11.159%, 5/21/29  12,354 11,196
Engineered Machinery Holdings, FRN, 3M USD LIBOR + 6.50%,
11.659%, 5/21/29  9,095 8,242
Filtration Group, FRN, 1M TSFR + 4.25%, 9.462%, 5/19/28  28,799 28,511
Filtration Group, FRN, 1M USD LIBOR + 3.50%, 8.768%, 10/21/28  27,435 26,881
LTI Holdings, FRN, 1M USD LIBOR + 3.50%, 8.654%, 9/6/25  708 677
LTI Holdings, FRN, 1M USD LIBOR + 4.75%, 9.904%, 7/24/26  3,005 2,887
LTI Holdings, FRN, 1M USD LIBOR + 6.75%, 11.904%, 9/6/26  830 702
Madison IAQ, FRN, 3M USD LIBOR + 3.25%, 8.302%, 6/21/28  5,753 5,501
Pro Mach Group, FRN, 1M TSFR + 5.00%, 10.253%, 8/31/28  (3) 1,810 1,797
Pro Mach Group, FRN, 1M USD LIBOR + 4.00%, 9.154%, 8/31/28  11,127 11,004
SRAM, FRN, 1M USD LIBOR + 2.75%, 7.904%, 5/18/28  6,608 6,482
127,558
Metals & Mining 0.1%
TMS International, FRN, 1M TSFR + 4.75%, 9.843%, 3/2/30  4,670 4,547
4,547
Restaurants 1.8%
Dave & Buster's, FRN, 1M TSFR + 5.00%, 10.313%, 6/29/29  16,942 16,932
IRB Holding, FRN, 1M TSFR + 3.00%, 8.253%, 12/15/27  35,353 34,253
MIC Glen, FRN, 1M USD LIBOR + 6.75%, 11.986%, 7/20/29  (3) 2,705 2,448

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Tacala Investment, FRN, 1M USD LIBOR + 3.50%, 8.654%, 2/5/27  4,155 4,058
Tacala Investment, FRN, 1M USD LIBOR + 7.50%, 12.654%,
2/4/28  5,835 5,470
63,161
Retail 1.0%
At Home Group, FRN, 3M USD LIBOR + 4.25%, 9.427%, 7/24/28  12,129 7,964
CNT Holdings I, FRN, 1M TSFR + 3.50%, 8.459%, 11/8/27  7,612 7,401
CNT Holdings I, FRN, 1M USD LIBOR + 6.75%, 11.709%, 11/6/28  6,095 5,684
PetSmart, FRN, 1M TSFR + 3.75%, 9.003%, 2/11/28  14,824 14,590
35,639
Satellites 1.1%
Intelsat Jackson Holdings, FRN, 6M TSFR + 4.25%, 9.443%,
2/1/29  10,056 9,874
Iridium Satellite, FRN, 1M TSFR + 2.50%, 7.753%, 11/4/26  28,771 28,706
38,580
Services 10.1%
Advantage Sales & Marketing, FRN, 1M USD LIBOR + 4.50%,
9.719%, 10/28/27  6,257 5,595
AG Group Holdings, FRN, 1M TSFR + 4.00%, 9.153%, 12/29/28  (3) 4,397 4,211
AI Aqua Merger Sub, FRN, 1M USD LIBOR + 3.75%, 8.805%,
7/31/28  5,507 5,292
Albion Financing 3, FRN, 3M USD LIBOR + 5.25%, 10.523%,
8/17/26  13,179 12,982
Allied Universal Holdco, FRN, 1M TSFR + 3.75%, 9.003%, 5/12/28  2,608 2,447
Allied Universal Holdco, FRN, 1M TSFR + 4.75%, 9.88%, 5/4/28  3,930 3,756
Anticimex Global, FRN, 3M USD LIBOR + 3.40%, 8.45%, 11/16/28  3,967 3,866
Anticimex Global, FRN, 3M USD LIBOR + 3.90%, 9.164%,
11/16/28  (3) 3,362 3,295
Apple Bidco, FRN, 1M TSFR + 4.00%, 9.153%, 9/22/28  8,806 8,727
Ascend Learning, FRN, 1M USD LIBOR + 3.50%, 8.753%,
12/11/28  21,269 19,052
Ascend Learning, FRN, 1M USD LIBOR + 5.75%, 11.003%,
12/10/29  27,625 23,573
Camelot U.S. Acquisition, FRN, 1M USD LIBOR + 3.00%, 8.268%,
10/30/26  1,126 1,112
CD&R Firefly Bidco, FRN, 3M EURIBOR + 4.75%, 7.992%, 6/21/28
(EUR)  1,265 1,328
Ceridian HCM Holding, FRN, 1M USD LIBOR + 2.50%, 7.975%,
4/30/25  2,804 2,790
CoreLogic, FRN, 1M USD LIBOR + 6.50%, 11.688%, 6/4/29  12,820 9,863
DG Investment Intermediate Holdings 2, FRN, 1M USD LIBOR +
6.75%, 12.018%, 3/30/29  1,975 1,739
Dun & Bradstreet, FRN, 1M USD LIBOR + 3.25%, 8.41%, 2/6/26  3,445 3,421
EG America, FRN, 3M USD LIBOR + 4.00%, 9.153%, 2/7/25  10,321 10,058
EG America, FRN, 3M USD LIBOR + 4.25%, 9.403%, 3/31/26  6,892 6,710
EG Finco, FRN, 3M EURIBOR + 7.00%, 9.752%, 4/30/27 (EUR)  10,830 10,529

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
EP Purchaser, FRN, 3M USD LIBOR + 3.50%, 8.659%, 11/6/28  3,213 3,113
Fugue Finance, FRN, 1M TSFR + 4.50%, 9.764%, 1/31/28  1,661 1,648
GFL Environmental, FRN, 1M TSFR + 3.00%, 8.145%, 5/28/27  15,130 15,098
Mermaid Bidco, FRN, 1M TSFR + 3.50%, 8.562%, 12/22/27  (3) 8,638 8,336
Prime Security Services Borrower, FRN, 3M USD LIBOR + 2.75%,
7.943%, 9/23/26  3,619 3,593
Project Boost Purchaser, FRN, 1M USD LIBOR + 3.50%, 8.654%,
5/30/26  5,594 5,496
Project Boost Purchaser, FRN, 1M USD LIBOR + 3.50%, 8.654%,
6/1/26  3,121 3,069
Renaissance Holdings, FRN, 1M USD LIBOR + 7.00%, 12.154%,
5/29/26  5,190 5,060
Renaissance Holdings, FRN, 3M USD LIBOR + 4.75%, 9.903%,
4/5/30  21,215 20,703
Staples, FRN, 3M USD LIBOR + 5.00%, 10.299%, 4/16/26  14,435 12,269
TK Elevator U.S. Newco, FRN, 6M USD LIBOR + 3.50%, 8.602%,
7/30/27  7,296 7,026
TruGreen, FRN, 1M USD LIBOR + 8.50%, 13.773%, 11/2/28  (3) 2,066 1,219
UKG, FRN, 1M TSFR + 4.50%, 5/3/26  (2) 2,780 2,716
UKG, FRN, 1M USD LIBOR + 5.25%, 10.271%, 5/3/27  86,960 81,655
UKG, FRN, 3M USD LIBOR + 3.25%, 8.271%, 5/4/26  41,431 39,742
USIC Holdings, FRN, 1M USD LIBOR + 3.50%, 8.654%, 5/12/28  4,980 4,779
USIC Holdings, FRN, 1M USD LIBOR + 6.50%, 11.654%, 5/14/29  5,225 4,792
360,660
Utilities 3.1%
Brookfield WEC Holdings, FRN, 1M TSFR + 3.75%, 8.903%,
8/1/25  10,950 10,921
Brookfield WEC Holdings, FRN, 1M USD LIBOR + 2.75%, 7.904%,
8/1/25  9,480 9,370
Covanta Holding, FRN, 1M TSFR + 2.50%, 7.653%, 11/30/28  6,880 6,769
Exgen Renewables IV, FRN, 3M USD LIBOR + 2.50%, 7.764%,
12/15/27  11,229 11,129
PG&E, FRN, 1M USD LIBOR + 3.00%, 8.188%, 6/23/25  29,981 29,669
Pike, FRN, 1M TSFR + 3.50%, 8.653%, 1/21/28  4,068 4,042
Pike, FRN, 1M USD LIBOR + 3.00%, 8.268%, 1/21/28  8,923 8,819
Talen Energy Supply, FRN, 1M TSFR + 4.50%, 9.59%, 5/27/30  13,370 13,042
TerraForm Power Operating, FRN, 1M TSFR + 2.50%, 7.498%,
5/21/29  16,810 16,521
110,282
Wireless Communications 2.2%
Asurion, FRN, 1M TSFR + 4.25%, 9.503%, 8/19/28  3,725 3,423
Asurion, FRN, 1M USD LIBOR + 3.25%, 8.404%, 12/23/26  7,603 7,017
Asurion, FRN, 1M USD LIBOR + 3.25%, 8.404%, 7/31/27  4,209 3,813
Asurion, FRN, 1M USD LIBOR + 5.25%, 10.404%, 1/31/28  22,181 18,202
Asurion, FRN, 1M USD LIBOR + 5.25%, 10.404%, 1/20/29  49,975 40,740

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
CCI Buyer, FRN, 3M TSFR + 4.00%, 8.898%, 12/17/27  5,376 5,104
78,299
Total Bank Loans (Cost $3,039,061) 2,937,888
CONVERTIBLE PREFERRED STOCKS 0.2%
Energy Services 0.1%
NuStar Energy, VR, 10.75%  (5)(6) 105 3,382
3,382
Insurance 0.1%
Alliant Services, Series A, Acquisition Date: 11/6/20,
Cost $2,093  (3)(7)(8) 2 1,905
1,905
Total Convertible Preferred Stocks (Cost $4,815) 5,287
CORPORATE BONDS 9.5%
Aerospace & Defense 0.2%
TransDigm, 6.75%, 8/15/28  (5) 7,060 7,060
7,060
Airlines 0.7%
American Airlines, 5.50%, 4/20/26  (5) 4,000 3,925
American Airlines, 11.75%, 7/15/25  (5) 9,365 10,255
Delta Air Lines, 4.75%, 10/20/28  (5) 2,855 2,758
Mileage Plus Holdings, 6.50%, 6/20/27  (5) 2,223 2,220
United Airlines, 4.375%, 4/15/26  (5) 2,720 2,574
United Airlines, 4.625%, 4/15/29  (5) 2,325 2,101
23,833
Automotive 1.4%
Adient Global Holdings, 4.875%, 8/15/26  (5) 6,380 6,061
Clarios Global, 6.25%, 5/15/26  (5) 3,175 3,127
Ford Motor Credit, 4.063%, 11/1/24  2,400 2,321
Ford Motor Credit, 5.584%, 3/18/24  2,375 2,359
Ford Motor Credit, FRN, SOFR + 2.95%, 7.809%, 3/6/26  8,165 8,154
Rivian Holdings, FRN, 6M USD LIBOR + 5.625%, 10.931%,
10/15/26  (5) 29,970 29,371
51,393
Banking 0.2%
Morgan Stanley, FRN, SOFR + 1.165%, 6.195%, 4/17/25  8,500 8,500
8,500
Beverages 0.1%
Anheuser-Busch InBev Worldwide, FRN, 3M USD LIBOR + 0.74%,
5.938%, 1/12/24  3,020 3,025
3,025

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Broadcasting 0.4%
iHeartCommunications, 4.75%, 1/15/28  (5) 2,685 1,853
iHeartCommunications, 5.25%, 8/15/27  (5) 780 546
iHeartCommunications, 6.375%, 5/1/26  45 34
Neptune Bidco U.S., 9.29%, 4/15/29  (5) 3,380 3,093
Townsquare Media, 6.875%, 2/1/26  (5) 8,639 7,991
13,517
Cable Operators 0.5%
Altice France Holding, 10.50%, 5/15/27  (5) 14,400 8,568
Charter Communications Operating, FRN, 3M USD LIBOR +
1.65%, 6.949%, 2/1/24  3,650 3,662
Radiate Holdco, 4.50%, 9/15/26  (5) 8,795 6,772
19,002
Chemicals 0.2%
Avient, 5.75%, 5/15/25  (5) 4,030 4,010
Diamond BC, 4.625%, 10/1/29  (5) 620 622
Kobe U.S. Midco 2, 9.25%, 11/1/26, (9.25% Cash or 10.00%
PIK)  (5)(9) 3,465 2,356
6,988
Consumer Products 0.1%
Life Time, 8.00%, 4/15/26  (5) 2,910 2,859
2,859
Energy 0.3%
NGL Energy Operating, 7.50%, 2/1/26  (5) 8,745 8,341
Tallgrass Energy Partners, 6.00%, 3/1/27  (5) 545 511
Tallgrass Energy Partners, 7.50%, 10/1/25  (5) 2,325 2,322
11,174
Entertainment & Leisure 0.5%
Carnival, 9.875%, 8/1/27  (5) 3,160 3,255
Cinemark USA, 5.875%, 3/15/26  (5) 7,000 6,641
Cinemark USA, 8.75%, 5/1/25  (5) 1,320 1,342
Live Nation Entertainment, 4.875%, 11/1/24  (5) 4,050 3,979
NCL, 8.375%, 2/1/28  (5) 2,605 2,683
17,900
Financial 2.1%
Acrisure, 7.00%, 11/15/25  (5) 5,825 5,512
Acrisure, 10.125%, 8/1/26  (5) 10,855 10,909
AG Issuer, 6.25%, 3/1/28  (5) 4,240 3,906
AG TTMT Escrow Issuer, 8.625%, 9/30/27  (5) 3,135 3,159
Alliant Holdings Intermediate, 6.75%, 10/15/27  (5) 6,560 6,101
Alliant Holdings Intermediate, 6.75%, 4/15/28  (5) 5,630 5,510
Aretec Escrow Issuer, 7.50%, 4/1/29  (5) 5,445 4,628
AssuredPartners, 5.625%, 1/15/29  (5) 4,375 3,762
AssuredPartners, 7.00%, 8/15/25  (5) 2,200 2,162
GTCR AP Finance, 8.00%, 5/15/27  (5) 3,220 3,123

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
HUB International, 7.00%, 5/1/26  (5) 7,090 6,984
Jones Deslauriers Insurance Management, 8.50%, 3/15/30  (5) 14,405 14,387
Ryan Specialty, 4.375%, 2/1/30  (5) 585 520
USI, 6.875%, 5/1/25  (5) 3,975 3,910
74,573
Food Processing 0.1%
General Mills, FRN, 3M USD LIBOR + 1.01%, 6.27%, 10/17/23  1,890 1,894
1,894
Gaming 0.4%
Caesars Entertainment, 7.00%, 2/15/30  (5) 5,470 5,463
Caesars Resort Collection, 5.75%, 7/1/25  (5) 7,175 7,220
International Game Technology, 6.50%, 2/15/25  (5) 1,026 1,032
13,715
Health Care 0.3%
CHS, 8.00%, 12/15/27  (5) 4,080 3,764
HCA, 5.375%, 2/1/25  4,720 4,690
Medline Borrower, 3.875%, 4/1/29  (5) 4,425 3,806
12,260
Information Technology 0.1%
Boxer Parent, 7.125%, 10/2/25  (5) 1,715 1,724
Boxer Parent, 9.125%, 3/1/26  (5) 2,040 1,989
Expedia Group, 6.25%, 5/1/25  (5) 1,074 1,082
4,795
Lodging 0.0%
Hilton Domestic Operating, 5.375%, 5/1/25  (5) 1,580 1,570
1,570
Manufacturing 0.1%
Sensata Technologies, 5.625%, 11/1/24  (5) 5,005 4,980
4,980
Satellites 0.2%
Connect Finco, 6.75%, 10/1/26  (5) 6,145 5,930
5,930
Services 0.6%
Adtalem Global Education, 5.50%, 3/1/28  (5) 2,701 2,512
Allied Universal Holdco, 6.625%, 7/15/26  (5) 5,670 5,344
Allied Universal Holdco, 9.75%, 7/15/27  (5) 3,500 3,045
eG Global Finance, 8.50%, 10/30/25  (5) 568 547
Presidio Holdings, 8.25%, 2/1/28  (5) 3,710 3,413
Sabre GLBL, 9.25%, 4/15/25  (5) 2,975 2,841
Sabre GLBL, 11.25%, 12/15/27  (5) 4,220 3,244
20,946
Telephones 0.1%
Verizon Communications, FRN, SOFRINDX + 0.79%, 5.725%,
3/20/26  2,690 2,693
2,693

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Utilities 0.7%
NextEra Energy Operating Partners, 4.25%, 7/15/24  (5) 5,175 5,052
Talen Energy Supply, 8.625%, 6/1/30  (5) 1,900 1,938
Vistra, VR, 7.00%  (5)(6)(10) 14,670 12,873
Vistra Operations, 5.125%, 5/13/25  (5) 5,190 5,054
24,917
Wireless Communications 0.2%
Sprint, 7.125%, 6/15/24  6,825 6,885
6,885
Total Corporate Bonds (Cost $360,096) 340,409
SHORT-TERM INVESTMENTS 5.8%
Money Market Funds 5.8%
T. Rowe Price Government Reserve Fund, 5.11%  (11)(12) 208,595 208,595
Total Short-Term Investments (Cost $208,595) 208,595
Total Investments in Securities
97.6% of Net Assets
(Cost $3,612,567) $ 3,492,179
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(2) All or a portion of this loan is unsettled as of May 31, 2023. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) See Note 2. Level 3 in fair value hierarchy.
(4) All or a portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitments at May 31, 2023, were $6,009 and were valued at $5,735 (0.2% of net assets).
(5) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$299,574 and represents 8.4% of net assets.
(6) Perpetual security with no stated maturity date.
(7) Non-income producing

T. ROWE PRICE Floating Rate Fund

.
.
.
.
.
.
.
.
.
.
(8) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$1,905 and represents 0.1% of net assets.
(9) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(10) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(11) Seven-day yield
(12) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M CAD CDOR Three month CAD CDOR (Canadian Dollar offered rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
6M TSFR Six month Term SOFR (Secured overnight financing rate)
6M USD LIBOR Six month USD LIBOR (London interbank offered rate)
CAD Canadian Dollar
EUR Euro
FRN Floating Rate Note
PIK Payment-in-kind
SOFR Secured overnight financing rate
SOFRINDX SOFR (Secured overnight financing rate) Index
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Floating Rate Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Total Return Swaps 0.0%
JPMorgan Chase, Receive Underlying
Reference: iBoxx USD Liquid Leveraged
Loans Total Return Index Quarterly, Pay
Variable 4.866% (SOFR) at Maturity,
6/20/23 24,225 1,249 — 1,249
JPMorgan Chase, Receive Underlying
Reference: iBoxx USD Liquid Leveraged
Loans Total Return Index Quarterly, Pay
Variable 4.866% (SOFR) at Maturity,
9/20/23 28,300 375 — 375
Total Bilateral Total Return Swaps — 1,624
Total Bilateral Swaps — 1,624

T. ROWE PRICE Floating Rate Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
BNP Paribas 8/25/23 USD 19,709 EUR 18,007 $ 366
HSBC Bank 8/25/23 USD 4,036 EUR 3,694 68
RBC Dominion
Securities 7/21/23 CAD 173 USD 127 —
RBC Dominion
Securities 7/21/23 USD 5,217 CAD 6,981 68
Net unrealized gain (loss) on open forward
currency exchange contracts $ 502

T. ROWE PRICE Floating Rate Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended May 31, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.11% $ —# $ — $ 8,378+
Supplementary Investment Schedule
Affiliate
Value
05/31/22
Purchase
Cost
Sales
Cost
Value
05/31/23
T. Rowe Price Government
Reserve Fund, 5.11% $ 413,220  ¤   ¤ $ 208,595^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $8,378 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $208,595.

T. ROWE PRICE Floating Rate Fund
May 31, 2023
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $3,612,567) $ 3,492,179
Receivable for investment securities sold 117,438
Interest receivable 23,738
Cash 9,259
Foreign currency (cost $5,490) 5,452
Receivable for shares sold 1,925
Unrealized gain on bilateral swaps 1,624
Due from affiliates 725
Unrealized gain on forward currency exchange contracts 502
Other assets 56
Total assets 3,652,898
Liabilities
Payable for investment securities purchased 59,662
Payable for shares redeemed 7,306
Investment management fees payable 1,812
Payable to directors 2
Other liabilities 7,456
Total liabilities 76,238
NET ASSETS $ 3,576,660

T. ROWE PRICE Floating Rate Fund
May 31, 2023
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (408,294)
Paid-in capital applicable to 396,607,406 shares of $0.0001
par value capital stock outstanding; 2,000,000,000 shares
authorized 3,984,954
NET ASSETS $ 3,576,660
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $1,368,772; Shares outstanding: 151,798,389) $ 9.02
Advisor Class
(Net assets: $14,621; Shares outstanding: 1,617,790) $ 9.04
I Class
(Net assets: $729,069; Shares outstanding: 80,812,860) $ 9.02
Z Class
(Net assets: $1,464,198; Shares outstanding: 162,378,367) $ 9.02

T. ROWE PRICE Floating Rate Fund
Statement of Operations

($000s)
Year
Ended
5/31/23
Investment Income (Loss)
Income
    Interest $ 316,486
Dividend 8,867
Total income 325,353
Expenses
Investment management 25,085
Shareholder servicing
Investor Class $ 2,453
Advisor Class 31
I Class 89 2,573
Rule 12b-1 fees
Advisor Class 49
Prospectus and shareholder reports
Investor Class 113
Advisor Class 1
I Class 32
Z Class 2 148
Interest and borrowing-related 586
Registration 330
Custody and accounting 266
Legal and audit 71
Proxy and annual meeting 25
Directors 13
Miscellaneous 180
Waived / paid by Price Associates (10,138)
Total expenses 19,188
Net investment income 306,165

T. ROWE PRICE Floating Rate Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
5/31/23
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (151,854)
Swaps (783)
Forward currency exchange contracts 1,936
Foreign currency transactions 1,549
Net realized loss (149,152)
Change in net unrealized gain / loss
Securities 70,317
Swaps 3,648
Forward currency exchange contracts 1,900
Other assets and liabilities denominated in foreign currencies (579)
Change in net unrealized gain / loss 75,286
Net realized and unrealized gain / loss (73,866)
INCREASE IN NET ASSETS FROM OPERATIONS
$ 232,299

T. ROWE PRICE Floating Rate Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
5/31/23 5/31/22
Increase (Decrease) in Net Assets
Operations
Net investment income $ 306,165 $ 182,231
Net realized gain (loss) (149,152) 6,069
Change in net unrealized gain / loss 75,286 (241,922)
Increase (decrease) in net assets from operations 232,299 (53,622)
Distributions to shareholders
Net earnings
Investor Class (115,135) (57,110)
Advisor Class (1,312) (802)
I Class (63,947) (22,631)
Z Class (127,977) (101,488)
Decrease in net assets from distributions (308,371) (182,031)
Capital share transactions
*
Shares sold
Investor Class 759,450 2,011,815
Advisor Class 4,741 15,734
I Class 333,396 1,111,606
Z Class 98,576 482,838
Distributions reinvested
Investor Class 106,570 53,340
Advisor Class 1,276 800
I Class 60,593 21,681
Z Class 127,977 101,486
Shares redeemed
Investor Class (1,419,265) (1,066,525)
Advisor Class (12,907) (17,159)
I Class (747,165) (245,522)
Z Class (1,014,104) (315,547)
Increase (decrease) in net assets from capital share
transactions (1,700,862) 2,154,547

T. ROWE PRICE Floating Rate Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
5/31/23 5/31/22
Net Assets
Increase (decrease) during period (1,776,934) 1,918,894
Beginning of period 5,353,594 3,434,700
End of period $ 3,576,660 $ 5,353,594
*Share information (000s)
Shares sold
Investor Class 83,714 211,963
Advisor Class 523 1,654
I Class 36,682 117,138
Z Class 10,904 50,615
Distributions reinvested
Investor Class 11,769 5,635
Advisor Class 141 84
I Class 6,689 2,298
Z Class 14,135 10,703
Shares redeemed
Investor Class (156,596) (113,109)
Advisor Class (1,420) (1,797)
I Class (82,387) (26,223)
Z Class (112,214) (33,191)
Increase (decrease) in shares outstanding (188,060) 225,770

T. ROWE PRICE Floating Rate Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Floating Rate Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks high current income and, secondarily, capital appreciation.
The fund has four classes of shares: the Floating Rate Fund (Investor Class), the Floating
Rate Fund–Advisor Class (Advisor Class), the Floating Rate Fund–I Class (I Class) and
the Floating Rate Fund–Z Class (Z Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts.
Prior to November 15, 2021, the initial investment minimum was $1 million and was generally waived for financial intermediaries, eligible retirement plans, and other certain accounts. As a result of the reduction in the I Class minimum, certain assets transferred from the Investor Class to the I Class. This transfer of shares from Investor Class to
I Class is reflected in the Statement of Changes in Net Assets within the Capital shares transactions as Shares redeemed and Shares sold, respectively. The Z Class is only available to funds advised by T. Rowe Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. The
Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/
or certain administrative services; the Investor, I and Z Classes do not pay Rule 12b-1
fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

T. ROWE PRICE Floating Rate Fund

Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss.
Dividend income and capital gain distributions are recorded on the ex-dividend date.
Non-cash dividends, if any, are recorded at the fair market value of the asset received.
Proceeds from litigation payments, if any, are included in either net realized gain (loss)
or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against
U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.

T. ROWE PRICE Floating Rate Fund

New Accounting Guidance  In June 2022, the FASB issued Accounting Standards
Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) – Fair Value
Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023; however, the fund opted to early adopt, as permitted, effective December 1, 2022. Adoption of the guidance did not have a material impact on the fund's financial  statements.
The FASB issued Accounting Standards Update (ASU), ASU 2020–04, Reference Rate
Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial
Reporting in March 2020 and ASU 2021-01 in January 2021 which provided further amendments and clarifications to Topic 848. These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered
Rate (LIBOR), and other interbank-offered based reference rates, through December 31,
2022. In December 2022, FASB issued ASU 2022-06 which defers the sunset date of
Topic 848 from December 31, 2022 to December 31, 2024, after which entities will no longer be permitted to apply the relief in Topic 848. Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;

T. ROWE PRICE Floating Rate Fund

and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the

T. ROWE PRICE Floating Rate Fund

valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Floating Rate Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on May 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the year ended May 31,
2023. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of
Operations. The change in unrealized gain/loss on Level 3 instruments held at May 31,
2023, totaled $(5,556,000) for the year ended May 31, 2023. During the year, transfers into Level 3 resulted from a lack of observable market data for the security and transfers out of Level 3 were because observable market data became available for the security.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Corporate Bonds $ — $ 340,409 $ — $ 340,409
Bank Loans — 2,820,796 117,092 2,937,888
Convertible Preferred Stocks — 3,382 1,905 5,287
Short-Term Investments 208,595 — — 208,595
Total Securities 208,595 3,164,587 118,997 3,492,179
Swaps — 1,624 — 1,624
Forward Currency Exchange
Contracts — 502 — 502
Total $ 208,595 $ 3,166,713 $ 118,997 $ 3,494,305

T. ROWE PRICE Floating Rate Fund

In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s
Level 3 assets, by class of financial instrument. Because the Valuation Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
($000s)
Beginning
Balance
5/31/22
Gain (Loss)
During
Period
Total
Purchases Total Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
Ending
Balance
5/31/23
Investment
in
Securities
Bank
Loans $ 205,592 $ (13,068) $ 51,415 $ (116,615) $ 73,663 $ (83,895) $ 117,092
Convertible
Preferred
Stocks — (172) — — 2,077 — 1,905
Total $ 205,592 $ (13,240) $ 51,415 $ (116,615) $ 75,740 $ (83,895) $ 118,997
Investment in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Bank Loans $ 117,092 Recent
comparable
transaction
price(s)
—# —# —# —#
Pricing service —# —# —# —#

T. ROWE PRICE Floating Rate Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the
Valuation Designee.
NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended May 31, 2023, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to
Investment in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Convertible
Preferred
Stocks
$ 1,905 Market
comparable
Relative value
adjustment
2.5% 2.5% Decrease

T. ROWE PRICE Floating Rate Fund

return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of May 31, 2023, and the related location on the accompanying
Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended May 31, 2023, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
Counterparty Risk and Collateral  The fund invests in derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and/or OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives), and thereby
($000s) Location on Statement of
Assets and Liabilities Fair Value
Assets
Foreign exchange derivatives Forwards $ 502
Equity derivatives Bilateral Swaps 1,624
Total $ 2,126
($000s)
Location of Gain (Loss) on Statement of Operations
Forward
Currency
Exchange
Contracts Swaps Total
Realized Gain (Loss)
Foreign exchange derivatives $ 1,936 $ — $ 1,936
Credit derivatives — (783) (783)
Total $ 1,936 $ (783) $ 1,153
Change in Unrealized
Gain (Loss)
Foreign exchange derivatives $ 1,900 $ — $ 1,900
Credit derivatives — 3,648 3,648
Total $ 1,900 $ 3,648 $ 5,548

T. ROWE PRICE Floating Rate Fund

may expose the fund to counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of
International Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).
MNAs govern the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition,
ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate.
Upon termination, all transactions with that counterparty would be liquidated and a net termination amount determined. ISDAs typically include collateral agreements whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with each counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000.
Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of May 31, 2023, no collateral had been posted by the fund to counterparties for bilateral derivatives.  As of May 31, 2023, collateral pledged by counterparties to the fund for bilateral derivatives consisted of $1,560,000 cash and securities valued at $308,000.

T. ROWE PRICE Floating Rate Fund

Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-
denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the year ended May 31, 2023, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 0% and 2% of net assets.
Swaps  The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risk. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool;
or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse
(centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. For centrally

T. ROWE PRICE Floating Rate Fund

cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Total return swaps are agreements in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset (reference asset), such as an index, equity security, fixed income security or commodity-based exchange-traded fund, which includes both the income it generates and any change in its value. Risks related to the use of total return swaps include the potential for unfavorable changes in the reference asset, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the year ended May 31, 2023, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 0% and 2% of net assets.

T. ROWE PRICE Floating Rate Fund

NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.
Noninvestment-Grade Debt  The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including “high yield” or
“junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Bank Loans  The fund invests in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders. Bank loans are generally noninvestment grade and often involve borrowers whose financial condition is highly leveraged. The fund may invest in fixed and floating rate loans, which may include senior floating rate loans; secured and unsecured loans, second lien or more junior loans; and bridge loans or bridge facilities. Certain bank loans may be revolvers which are a form of senior bank debt, where the borrower can draw down the credit of the revolver when it needs cash and repays the credit when the borrower has excess cash. Certain loans may be
“covenant-lite” loans, which means the loans contain fewer maintenance covenants than other loans (in some cases, none) and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. As a result of these risks, the fund’s exposure to losses may be increased.
Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments on a portion of a loan; however, the seller continues to hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation.

T. ROWE PRICE Floating Rate Fund

Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g. unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, if a credit agreement provides no initial funding of a tranche, and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, a loan is reflected in the Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.
LIBOR Transition  The fund may invest in instruments that are tied to reference rates, including LIBOR. Over the course of the last several years, global regulators have indicated an intent to phase out the use of LIBOR and similar interbank offered rates (IBOR). There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. Any potential effects of the transition away from
LIBOR on the fund, or on certain instruments in which the fund invests, cannot yet be determined. The transition process may result in, among other things, an increase in volatility or illiquidity of markets for instruments that currently rely on LIBOR, a reduction in the value of certain instruments held by the fund, or a reduction in the effectiveness of related fund transactions such as hedges. Any such effects could have an adverse impact on the fund's performance.
Other  Purchases and sales of portfolio securities other than short-term securities aggregated $1,124,707,000 and $2,778,965,000, respectively, for the year ended
May 31, 2023.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax

T. ROWE PRICE Floating Rate Fund

return, but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to the character of net currency gains or losses, the character of income on swaps and the recharacterization of distributions.
The tax character of distributions paid for the periods presented was as follows:
At May 31, 2023, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At May 31, 2023, the tax-basis components of accumulated net earnings (loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes;
($000s)
May 31,
2023
May 31,
2022
Ordinary income (including short-term capital gains,
if any) $ 308,371 $ 182,031
($000s)
Cost of investments $ 3,613,841
Unrealized appreciation $ 10,529
Unrealized depreciation (132,078)
Net unrealized appreciation (depreciation) $ (121,549)
($000s)
Overdistributed ordinary income $ (593)
Net unrealized appreciation (depreciation) (121,549)
Loss carryforwards and deferrals (286,152)
Total distributable earnings (loss) $ (408,294)

T. ROWE PRICE Floating Rate Fund

these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales and the realization of gains/losses on certain open derivative contracts. The loss carryforwards and deferrals primarily relate to capital loss carryforwards and straddle deferrals. Capital loss carryforwards are available indefinitely to offset future realized capital gains.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.30% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260%
for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At May 31, 2023, the effective annual group fee rate was 0.29%.
The Advisor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. During the limitation period, Price
Associates is required to waive its management fee or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio
(after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date

T. ROWE PRICE Floating Rate Fund

indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby
Price Associates has agreed to waive and/or bear all of the Z Class’ expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price
Associates during the year ended May 31, 2023 as indicated in the table below.
Including these amounts, expenses previously waived/paid by Price Associates in the amount of $35,000 remain subject to repayment by the fund at May 31, 2023. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement
Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the year ended
May 31, 2023, expenses incurred pursuant to these service agreements were $110,000 for Price Associates; $315,000 for T. Rowe Price Services, Inc.; and $4,000 for T. Rowe
Advisor Class I Class Z Class
Expense limitation/I Class Limit 0.95% 0.05% 0.00%
Expense limitation date 09/30/23 09/30/23 N/A
(Waived)/repaid during the period ($000s) $(13) $— $(10,125)

T. ROWE PRICE Floating Rate Fund

Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates
(collectively, Price Funds and accounts) may invest in the fund. No Price fund or account may invest for the purpose of exercising management or control over the fund.
At May 31, 2023, approximately 100% of the Z Class's outstanding shares were held by
Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
organized as money market funds (together, the Price Reserve Funds). The Price Reserve
Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
As of May 31, 2023, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned
7,210,235 shares of the I Class, representing 9% of the I Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended May 31, 2023, the fund had no purchases or sales cross trades with other funds or accounts advised by
Price Associates.
NOTE 7 - BORROWING
The fund, together with certain other U.S. registered funds (the U.S. borrowers) and foreign investment funds managed by Price Associates or an affiliate (collectively, the participating funds), is party to a $1.3 billion, 364-day, syndicated credit facility (the facility). Excluding commitments designated for the foreign investment funds, the fund can borrow up to an aggregate commitment amount of $1.15 billion on a first-come, first-served basis. The facility provides a source of liquidity to the participating funds for temporary and emergency purposes. The participating funds are charged administrative fees and an annual commitment fee of 0.15% of the average daily undrawn commitment.

T. ROWE PRICE Floating Rate Fund

All fees allocated to the U.S. borrowers are based on the portion of the aggregate commitment available to them and on each U.S. borrower’s relative net assets. Such allocated fees are reflected as either miscellaneous or interest and borrowing related expense in the Statement of Operations. Loans are generally unsecured; however, the fund must collateralize any borrowings under the facility on an equivalent basis if it has other collateralized borrowings. Interest is charged to the fund based on its borrowings at the higher of (a) Secured Overnight Financing Rate (SOFR) plus 0.10% per annum,
(b) Federal Funds Rate, or (c) the Overnight Bank Funding Rate plus an applicable margin. At May 31, 2023, the fund had no borrowings outstanding under the facility, and the undrawn amount of the facility for the U.S. borrowers was $1,150,000,000.
NOTE 8 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Floating Rate Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of T. Rowe Price Floating Rate Fund,
Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Floating Rate Fund, Inc. (the "Fund") as of
May 31, 2023, the related statement of operations for the year ended May 31, 2023, the statement of changes in net assets for each of the two years in the period ended May 31,
2023, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2023 and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Floating Rate Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of May 31, 2023 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
July 20, 2023
We have served as the auditor of one or more investment companies in the T. Rowe
Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Floating Rate Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 5/31/23
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $4,976,000 from short-term capital gains.
For shareholders subject to interest expense deduction limitation under Section
163(j), $299,915,000 of the fund’s income qualifies as a Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.

T. ROWE PRICE Floating Rate Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .

T. ROWE PRICE Floating Rate Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 6–7, 2023 (Meeting), the Board, including all of the fund’s independent directors, approved the continuation of the fund’s Advisory Contract. At the Meeting, the
Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the Advisory
Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the
T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for

T. ROWE PRICE Floating Rate Fund

various periods through December 31, 2022. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2022, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data. In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the
Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups. The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the
Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates) may have realized from its relationship with the fund. In considering soft dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted that the Adviser bears the cost of research services for all client accounts that it advises, including the T. Rowe
Price funds. The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the
Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services composed of two components—a group fee rate based on the combined average net assets of most of the T. Rowe Price funds (including the fund)
that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets—and the fund pays its own expenses of operations. The group fee rate decreases as total T. Rowe Price fund assets grow, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential economies of scale. The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)

T. ROWE PRICE Floating Rate Fund

The fund also offers a Z Class, which serves as an underlying investment within certain
T. Rowe Price fund of fund arrangements. The Adviser waives its advisory fee on the Z Class and waives or bears the Z Class’s other operating expenses, with certain exceptions. The Board considered whether the advisory fee and operating expense waivers on the Z Class may present a means for cross-subsidization of the Z Class by other share classes of the fund. In that regard, the Board noted that the Z Class operating expenses are largely covered by the all-inclusive fees charged by the investing T. Rowe
Price fund of funds and that any Z Class operating expenses not covered by the investing
T. Rowe Price funds of funds’ fees are paid by the Adviser and not by shareholders of any other share class of the fund.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe
Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-
party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by Broadridge (Investor Class
Expense Group); (ii) actual management fees and total expenses of the Advisor Class of the fund with a group of competitor funds selected by Broadridge (Advisor Class
Expense Group); and (iii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the
Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses
(which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups.
Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the second
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)

T. ROWE PRICE Floating Rate Fund

quintile (Investor Class Expense Group); the fund’s actual management fee rate ranked in the fourth quintile (Investor Class Expense Group), second quintile (Advisor Class
Expense Group), and third quintile (Expense Universe); and the fund’s total expenses ranked in the third quintile (Investor Class Expense Group and Expense Universe) and
second quintile (Advisor Class Expense Group).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States.
Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the
Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)

T. ROWE PRICE Floating Rate Fund

ABOUT THE FUND'S DIRECTORS AND OFFICERS
Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Board elects the fund’s officers, who are listed in the final table. The directors who are also employees or officers of T. Rowe Price are considered to be “interested” directors as defined in Section 2(a)(19) of the 1940 Act because of their relationships with T. Rowe Price Associates,
Inc. (T. Rowe Price), and its affiliates. The business address of each director and officer is 100 East
Pratt Street, Baltimore, Maryland 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.
INDEPENDENT DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Teresa Bryce Bazemore
(1959)
2018
[210]
President and Chief Executive Officer, Federal Home Loan Bank of
San Francisco (2021 to present); Chief Executive Officer, Bazemore
Consulting LLC (2018 to 2021); Director, Chimera Investment
Corporation (2017 to 2021); Director, First Industrial Realty Trust (2020 to
present); Director, Federal Home Loan Bank of Pittsburgh (2017 to 2019)
Melody Bianchetto
(1966)
2023
[210]
Advisory Board Member; Vice President for Finance, University of
Virginia (2015 to 2023)
Bruce W. Duncan
(1951)
2013
[210]
President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020 to
2021); Chair of the Board (2016 to 2020) and President (2009 to 2016),
First Industrial Realty Trust, owner and operator of industrial properties;
Member, Investment Company Institute Board of Governors (2017
to 2019); Member, Independent Directors Council Governing Board
(2017 to 2019); Senior Advisor, KKR (2018 to 2022); Director, Boston
Properties (2016 to present); Director, Marriott International, Inc. (2016 to 2020)
Robert J. Gerrard, Jr.
(1952)
2013
[210]
Chair of the Board, all funds (July 2018 to present)
Paul F. McBride
(1956)
2013
[210]
Advisory Board Member, Vizzia Technologies (2015 to present); Board
Member, Dunbar Armored (2012 to 2018)

T. ROWE PRICE Floating Rate Fund

INTERESTED  DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Mark J. Parrell
(1966)
2023
[210]
Advisory Board Member; Board of Trustees Member and Chief Executive
Officer (2019 to present), President (2018 to present), Executive Vice
President and Chief Financial Officer (2007 to 2018), and Senior Vice
President and Treasurer (2005 to 2007), EQR; Member and Chair, Nareit
Dividends Through Diversity, Equity & Inclusion CEO Council, Nareit
2021 Audit and Investment Committee (2021); Advisory Board, Ross
Business School at University of Michigan (2015 to 2016); Member and
Chair of the Finance Committee, National Multifamily Housing Council
(2015 to 2016); Member, Economic Club of Chicago; Director, Brookdale
Senior Living, Inc. (2015 to 2017); Director, Aviv REIT, Inc. (2013 to
2015); Director, Real Estate Roundtable (July 2021 to present) and the
2022 Executive Board Nareit (November 2021 to present); Board of
Directors and Chair of the Finance Committee, Greater Chicago Food
Depository (July 2017 to present)
Kellye L. Walker
(1966)
2021
[210]
Executive Vice President and Chief Legal Officer, Eastman Chemical
Company (April 2020 to present); Executive Vice President and Chief
Legal Officer, Huntington Ingalls Industries, Inc. (January 2015 to March
2020); Director, Lincoln Electric Company (October 2020 to present)
(a)
All information about the independent directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
David Oestreicher
(1967)
2018
[210]
Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price
Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc.,
and T. Rowe Price Services, Inc.; Director and Secretary, T. Rowe Price
Investment Management, Inc. (Price Investment Management); Vice
President and Secretary, T. Rowe Price International (Price International);
Vice President, T. Rowe Price Hong Kong (Price Hong Kong), T. Rowe
Price Japan (Price Japan), and T. Rowe Price Singapore (Price
Singapore); General Counsel, Vice President, and Secretary, T. Rowe
Price Group, Inc.; Chair of the Board, Chief Executive Officer, President,
and Secretary, T. Rowe Price Trust Company; Principal Executive Officer
and Executive Vice President, all funds
INDEPENDENT DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Floating Rate Fund

OFFICERS
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Eric L. Veiel, CFA
(1972)
2022
[210]
Director and Vice President, T. Rowe Price; Vice President, T. Rowe Price
Group, Inc., and T. Rowe Price Trust Company
(a)
All information about the interested directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name (Year of Birth)
Position Held With Floating Rate Fund Principal Occupation(s)
Jason A. Bauer (1979)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Armando (Dino) Capasso (1974)
Chief Compliance Officer
Chief Compliance Officer and Vice President,
T. Rowe Price and Price Investment Management;
Vice President, T. Rowe Price Group, Inc.; formerly,
Chief Compliance Officer, PGIM Investments
LLC and AST Investment Services, Inc. (ASTIS)
(to 2022); Chief Compliance Officer, PGIM Retail
Funds complex and Prudential Insurance Funds (to
2022); Vice President and Deputy Chief Compliance
Officer, PGIM Investments LLC and ASTIS (to 2019)
Michael F. Connelly, CFA (1977)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Alan S. Dupski, CPA (1982)
Principal Financial Officer, Vice President, and
Treasurer
Vice President, Price Investment Management,
T. Rowe Price, T. Rowe Price Group, Inc., and
T. Rowe Price Trust Company
Stephen M. Finamore, CFA (1976)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Justin T. Gerbereux, CFA (1975)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Gary J. Greb (1961)
Vice President
Vice President, Price Investment Management,
T. Rowe Price, Price International, and T. Rowe Price
Trust Company
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
INTERESTED  DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Floating Rate Fund

Name (Year of Birth)
Position Held With Floating Rate Fund Principal Occupation(s)
Cheryl Hampton, CPA (1969)
Vice President
Vice President, T. Rowe Price; formerly, Tax Director,
Invesco Ltd. (to 2021); Vice President, Oppenheimer
Funds, Inc. (to 2019)
Benjamin Kersse, CPA (1989)
Vice President
Vice President, T. Rowe Price
Paul J. Krug, CPA (1964)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Paul M. Massaro, CFA (1975)
President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Michael J. McGonigle (1966)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Fran M. Pollack-Matz (1961)
Vice President and Secretary
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price Investment Services, Inc., and
T. Rowe Price Services, Inc.
Shannon H. Rauser (1987)
Assistant Secretary
Assistant Vice President, T. Rowe Price
Brian A. Rubin, CPA (1974)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Richard Sennett, CPA (1970)
Assistant Treasurer
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Michael J. Trivino (1981)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Megan Warren (1968)
Vice President
OFAC Sanctions Compliance Officer and Vice
President, Price Investment Management; Vice
President, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price Retirement Plan Services, Inc.,
T. Rowe Price Services, Inc., and T. Rowe Price Trust
Company
Rebecca Willey (1987)
Vice President
Vice President, T. Rowe Price
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
202307-2916440 F194-050 7/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Ms. Teresa Bryce Bazemore qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Bazemore is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2023	2022
Audit Fees	$45,097	$41,169
Audit-Related Fees	-	-
Tax Fees	-	2,381
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,521,000 and $2,959,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Floating Rate Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 20, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 20, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	July 20, 2023